Schedule of Investments (unaudited)	iShares® MSCI Intl Quality Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.3%
Aristocrat Leisure Ltd.	328,903	$8,319,752
ASX Ltd.	237,421	10,804,917
BHP Group Ltd.	4,237,788	125,766,841
BlueScope Steel Ltd.	256,231	3,405,748
Brambles Ltd.	1,009,990	9,567,459
Dexus	879,529	4,558,586
Fortescue Metals Group Ltd.	1,152,437	16,124,459
Goodman Group	2,099,294	27,063,322
Insurance Australia Group Ltd.	1,826,828	6,052,438
James Hardie Industries PLC	334,888	7,473,059
Medibank Pvt Ltd.	4,139,112	9,795,448
Mirvac Group	2,878,143	4,620,645
REA Group Ltd.	68,022	6,397,362
Rio Tinto Ltd.	312,998	23,476,294
Stockland	1,785,902	5,294,084
Wesfarmers Ltd.	839,096	29,027,182
		297,747,596
Austria — 0.2%
OMV AG	98,950	4,682,583
Verbund AG	91,531	8,151,804
		12,834,387
Belgium — 0.3%
Ageas SA/NV	145,326	6,475,081
Sofina SA	11,466	2,632,510
Umicore SA	78,516	2,577,328
Warehouses De Pauw CVA	117,344	3,508,783
		15,193,702
Canada — 6.9%
Alimentation Couche-Tard Inc.	450,864	22,502,435
ARC Resources Ltd.	758,741	9,425,111
BRP Inc.	49,759	3,717,464
Canadian National Railway Co.	477,507	56,919,497
Canadian Tire Corp. Ltd., Class A, NVS	30,621	4,014,168
CCL Industries Inc., Class B, NVS	70,301	3,305,810
Cenovus Energy Inc.	1,020,296	17,124,797
CGI Inc.(a)	113,932	11,563,486
Constellation Software Inc./Canada	12,547	24,557,985
Franco-Nevada Corp.	79,239	12,023,437
Great-West Lifeco Inc.	283,460	8,059,106
iA Financial Corp. Inc.	113,677	7,627,690
IGM Financial Inc.	84,484	2,592,792
Imperial Oil Ltd.	163,127	8,314,980
Intact Financial Corp.	185,968	28,130,259
Manulife Financial Corp.	2,080,775	41,082,578
Nutrien Ltd.	264,073	18,319,534
Power Corp. of Canada	500,641	13,409,796
Sun Life Financial Inc.	622,103	30,516,268
Suncor Energy Inc.	922,733	28,890,530
TFI International Inc.	62,833	6,771,875
TMX Group Ltd.	64,002	6,482,160
Toromont Industries Ltd.	65,224	5,270,490
Tourmaline Oil Corp.	282,742	12,702,886
		383,325,134
Denmark — 7.5%
AP Moller - Maersk A/S, Class A	2,728	4,875,461
AP Moller - Maersk A/S, Class B, NVS	4,390	7,935,151
Carlsberg AS, Class B	62,300	10,310,445

Security	Shares	Value

Denmark (continued)
Chr Hansen Holding A/S	41,957	$3,265,490
Coloplast A/S, Class B	135,375	19,504,940
DSV A/S	149,510	28,138,124
Novo Nordisk A/S, Class B	1,827,508	304,013,905
Novozymes A/S, Class B	136,116	7,086,564
Orsted AS(b)	162,271	14,563,835
Pandora A/S	95,492	8,838,913
Rockwool A/S, Class B	6,372	1,543,314
Tryg A/S	334,711	7,910,216
		417,986,358
Finland — 1.7%
Elisa OYJ	164,019	10,185,792
Kesko OYJ, Class B	158,343	3,301,110
Kone OYJ, Class B	439,169	25,054,918
Neste OYJ	506,750	24,559,345
Orion OYJ, Class B	126,120	5,924,247
Sampo OYJ, Class A	525,264	26,638,739
		95,664,151
France — 10.3%
Amundi SA(b)	53,706	3,518,541
AXA SA	2,350,237	76,712,166
BioMerieux	27,525	2,882,015
Euronext NV(b)	87,153	6,931,213
Hermes International	31,127	67,579,065
Ipsen SA	30,968	3,755,340
Kering SA	63,433	40,620,381
La Francaise des Jeux SAEM(b)	118,120	5,048,666
L’Oreal SA	159,532	76,243,053
LVMH Moet Hennessy Louis Vuitton SE	204,293	196,505,585
Sartorius Stedim Biotech	27,684	7,416,506
TotalEnergies SE	1,356,078	86,653,264
		573,865,795
Germany — 4.8%
adidas AG	100,536	17,704,995
Allianz SE, Registered	350,706	88,064,717
Bechtle AG	44,420	2,065,938
Beiersdorf AG	47,668	6,655,852
Brenntag SE	115,623	9,423,810
Deutsche Boerse AG	201,375	38,403,970
Deutsche Post AG, Registered	749,859	36,067,901
GEA Group AG	107,493	5,055,703
Hannover Rueck SE	58,137	12,421,494
Knorr-Bremse AG	55,321	3,877,543
Nemetschek SE	40,957	3,201,335
Rational AG	5,125	3,711,881
Rheinmetall AG	32,002	9,373,154
RWE AG	688,280	32,270,860
		268,299,153
Hong Kong — 4.5%
AIA Group Ltd.	9,941,600	108,234,909
CK Asset Holdings Ltd.	1,455,500	8,606,548
CK Infrastructure Holdings Ltd.	561,500	3,196,835
CLP Holdings Ltd.	977,000	7,274,470
Hang Seng Bank Ltd.	686,100	10,169,954
Henderson Land Development Co. Ltd.	983,000	3,500,192
Hong Kong & China Gas Co. Ltd.	7,727,370	6,861,369
Hong Kong Exchanges & Clearing Ltd.	1,433,800	59,526,931
Power Assets Holdings Ltd.	1,375,500	7,860,017
Sino Land Co. Ltd.	2,130,000	2,870,327

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
SITC International Holdings Co. Ltd.	1,495,000	$2,765,275
Sun Hung Kai Properties Ltd.	1,066,500	14,849,179
Swire Properties Ltd.	851,000	2,287,261
Techtronic Industries Co. Ltd.	1,134,500	12,273,574
Xinyi Glass Holdings Ltd.	1,757,000	3,214,501
		253,491,342
Ireland — 0.2%
Kingspan Group PLC	127,149	8,811,393
Smurfit Kappa Group PLC	113,083	4,189,627
		13,001,020
Israel — 0.5%
Azrieli Group Ltd.	25,538	1,489,278
Bank Hapoalim BM	1,018,177	8,771,177
Bank Leumi Le-Israel BM	1,236,289	9,799,669
Check Point Software Technologies Ltd.(a)(c)	73,943	9,417,380
		29,477,504
Italy — 2.2%
Assicurazioni Generali SpA	1,018,073	21,204,543
Ferrari NV	118,928	33,139,091
FinecoBank Banca Fineco SpA	704,990	10,686,017
Moncler SpA	166,890	12,380,095
Recordati Industria Chimica e Farmaceutica SpA	77,871	3,584,591
Snam SpA	1,273,428	7,077,301
Stellantis NV	2,177,807	36,122,351
		124,193,989
Japan — 11.1%
Advantest Corp.	145,800	11,362,466
Bandai Namco Holdings Inc.	471,100	10,701,231
Capcom Co. Ltd.	165,400	6,215,335
Chugai Pharmaceutical Co. Ltd.	682,900	17,622,670
CyberAgent Inc.	354,900	3,097,069
Daifuku Co. Ltd.	202,300	3,727,332
Daito Trust Construction Co. Ltd.	67,800	6,425,927
Daiwa House Industry Co. Ltd.	482,900	12,308,385
Disco Corp.	58,300	6,637,757
Hakuhodo DY Holdings Inc.	160,500	1,891,225
Hoya Corp.	281,000	29,464,249
Itochu Techno-Solutions Corp.	34,500	893,397
Japan Exchange Group Inc.	668,300	10,851,709
Japan Real Estate Investment Corp.	629	2,492,349
Japan Tobacco Inc.	460,000	9,897,760
Kao Corp.	180,600	7,297,769
KDDI Corp.	1,369,100	42,740,743
Kikkoman Corp.	57,100	3,382,244
Kobayashi Pharmaceutical Co. Ltd.	24,300	1,516,369
Kobe Bussan Co. Ltd.	105,700	2,956,260
Koei Tecmo Holdings Co. Ltd.	115,980	2,132,845
Konami Group Corp.	89,300	4,393,915
Lasertec Corp.	65,300	8,883,805
M3 Inc.	282,000	6,921,964
McDonald’s Holdings Co. Japan Ltd.	49,000	2,041,352
MEIJI Holdings Co. Ltd.	94,500	2,280,258
MISUMI Group Inc.	184,800	4,661,985
Mitsui OSK Lines Ltd.	277,100	6,869,477
MonotaRO Co. Ltd.	285,100	4,313,248
MS&AD Insurance Group Holdings Inc.	445,700	14,628,900
Nexon Co. Ltd.	406,700	9,187,496
Nihon M&A Center Holdings Inc.	290,700	2,222,065
Nintendo Co. Ltd.	1,285,000	54,326,419

Security	Shares	Value

Japan (continued)
Nippon Building Fund Inc.	1,037	$4,348,365
Nippon Prologis REIT Inc.	1,377	3,136,905
Nippon Telegraph & Telephone Corp.	874,700	26,690,576
Nissan Chemical Corp.	93,000	4,133,110
Nitori Holdings Co. Ltd.	45,900	5,844,714
Nitto Denko Corp.	48,800	3,154,833
Nomura Research Institute Ltd.	151,800	3,819,219
Obic Co. Ltd.	36,200	5,577,520
Open House Group Co. Ltd.	37,800	1,510,969
Oracle Corp. Japan	32,100	2,303,778
Osaka Gas Co. Ltd.	277,300	4,586,873
Otsuka Corp.	45,900	1,670,716
Persol Holdings Co. Ltd.	133,200	2,746,506
Recruit Holdings Co. Ltd.	1,147,600	32,194,294
Secom Co. Ltd.	133,500	8,548,538
Sekisui House Ltd.	333,200	6,850,139
SG Holdings Co. Ltd.	265,900	3,826,251
Shimadzu Corp.	114,100	3,568,678
Shimano Inc.	52,000	8,041,925
Shin-Etsu Chemical Co. Ltd.	991,400	28,290,408
SMC Corp.	40,400	20,149,291
Sompo Holdings Inc.	317,800	13,261,664
Square Enix Holdings Co. Ltd.	98,100	4,827,414
Sumitomo Metal Mining Co. Ltd.	113,600	4,192,828
T&D Holdings Inc.	352,500	4,316,838
Tokio Marine Holdings Inc.	1,758,100	35,350,148
Tokyo Electron Ltd.	379,800	43,489,183
Tosoh Corp.	127,000	1,696,757
Trend Micro Inc./Japan	62,400	3,049,080
Unicharm Corp.	183,200	7,395,768
USS Co. Ltd.	149,600	2,513,876
Welcia Holdings Co. Ltd.	35,500	743,265
Yamaha Corp.	62,500	2,463,101
ZOZO Inc.	139,800	2,942,000
		621,581,505
Netherlands — 6.6%
Adyen NV(a)(b)	16,003	25,714,454
ASM International NV	31,658	11,493,419
ASML Holding NV	350,283	222,293,928
NN Group NV	268,277	10,004,147
Prosus NV	597,551	44,716,861
Randstad NV	99,961	5,431,457
Universal Music Group NV	733,765	16,030,872
Wolters Kluwer NV	260,928	34,571,314
		370,256,452
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	437,531	7,504,926
Mercury NZ Ltd.	453,606	1,781,729
Meridian Energy Ltd.	1,029,111	3,485,278
Spark New Zealand Ltd.	1,787,599	5,792,090
		18,564,023
Norway — 0.8%
Equinor ASA	906,909	26,110,828
Gjensidige Forsikring ASA	276,895	4,823,438
Kongsberg Gruppen ASA	68,168	3,061,818
Mowi ASA	196,181	3,742,993
Orkla ASA	348,265	2,503,253
Salmar ASA	49,577	2,202,631
		42,444,961

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.1%
Jeronimo Martins SGPS SA	169,388	$4,274,542

Singapore — 0.8%
CapitaLand Ascendas REIT	2,350,000	5,057,020
Oversea-Chinese Banking Corp. Ltd.	3,089,000	29,224,670
Singapore Exchange Ltd.	1,059,100	7,621,944
Singapore Technologies Engineering Ltd.	1,419,700	3,864,882
		45,768,516
Spain — 1.9%
Corp. ACCIONA Energias Renovables SA	47,033	1,688,820
EDP Renovaveis SA	198,352	4,408,906
Endesa SA	405,757	9,102,231
Iberdrola SA	4,502,945	58,349,608
Industria de Diseno Textil SA	884,904	30,420,135
Red Electrica Corp. SA	120,954	2,199,105
		106,168,805
Sweden — 4.1%
Alfa Laval AB	212,873	7,809,741
Assa Abloy AB, Class B	715,635	17,050,720
Atlas Copco AB, Class A	2,930,083	42,381,078
Atlas Copco AB, Class B	1,702,061	21,831,999
Boliden AB	174,958	6,252,452
Epiroc AB, Class A	693,061	13,884,140
Epiroc AB, Class B	415,876	7,160,609
EQT AB	377,518	8,131,040
Evolution AB(b)	160,549	21,450,700
Indutrade AB	237,501	5,702,850
Investment AB Latour, Class B	89,356	1,934,708
Lifco AB, Class B	205,814	4,693,484
Nibe Industrier AB, Class B	1,066,967	11,946,694
Sagax AB, Class B	126,668	3,107,009
Sandvik AB	822,869	16,761,687
SKF AB, Class B	239,510	4,337,924
Tele2 AB, Class B	451,934	4,802,322
Volvo AB, Class A	154,963	3,281,521
Volvo AB, Class B	1,144,538	23,532,503
		226,053,181
Switzerland — 13.5%
ABB Ltd., Registered	1,360,148	49,065,454
Baloise Holding AG, Registered	44,680	7,479,127
EMS-Chemie Holding AG, Registered	5,355	4,398,069
Geberit AG, Registered	45,842	26,109,856
Givaudan SA, Registered	3,516	12,298,853
Kuehne + Nagel International AG, Registered	62,079	18,391,270
Logitech International SA, Registered	114,973	6,803,777
Nestle SA, Registered	1,575,705	202,146,503
Partners Group Holding AG	36,385	35,320,112
Roche Holding AG, Bearer	23,895	8,086,103
Roche Holding AG, NVS	602,329	188,613,390
Schindler Holding AG, Participation Certificates, NVS	34,761	7,768,098
Schindler Holding AG, Registered	20,630	4,407,038
Sonova Holding AG, Registered	43,823	13,897,418
STMicroelectronics NV	398,722	17,056,164
Straumann Holding AG	98,984	14,892,198
Swiss Re AG	253,861	25,564,796
Swisscom AG, Registered	20,443	14,035,150
Temenos AG, Registered	37,610	3,168,027
VAT Group AG(b)	32,228	11,369,698

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	166,046	$80,524,372
		751,395,473
United Kingdom — 15.4%
3i Group PLC	988,366	21,990,192
abrdn PLC	1,836,155	4,920,397
Admiral Group PLC	148,877	4,326,979
Anglo American PLC	662,993	20,429,576
Ashtead Group PLC	334,908	19,309,496
Auto Trader Group PLC(b)	1,321,576	10,568,605
Aviva PLC	2,569,450	13,680,628
Barratt Developments PLC	663,273	4,172,923
Berkeley Group Holdings PLC	71,444	3,998,162
BP PLC	17,287,649	115,982,741
British Land Co. PLC (The)	544,791	2,744,788
Bunzl PLC	258,435	10,287,543
Burberry Group PLC	290,083	9,468,884
Croda International PLC	60,648	5,328,498
Diageo PLC	1,307,128	59,626,066
Experian PLC	821,229	29,075,512
Glencore PLC	4,809,390	28,388,071
GSK PLC	3,236,891	58,371,396
Halma PLC	197,681	5,749,233
Hargreaves Lansdown PLC	610,302	6,178,850
Hikma Pharmaceuticals PLC	98,882	2,290,183
Imperial Brands PLC	584,607	14,471,410
Intertek Group PLC	136,184	7,124,359
JD Sports Fashion PLC	1,684,539	3,418,884
Johnson Matthey PLC	80,167	1,980,420
London Stock Exchange Group PLC	310,839	32,636,003
Mondi PLC	223,619	3,563,443
Next PLC	83,438	7,079,445
Persimmon PLC	270,389	4,474,857
Prudential PLC	2,653,629	40,603,265
Reckitt Benckiser Group PLC	390,369	31,545,630
RELX PLC	1,714,463	57,123,662
Rentokil Initial PLC	1,778,172	14,156,482
Rio Tinto PLC	874,832	55,615,136
Sage Group PLC (The)	488,344	5,036,258
Schroders PLC	851,585	5,215,878
Segro PLC	801,624	8,439,437
Spirax-Sarco Engineering PLC	68,083	9,513,920
SSE PLC	752,458	17,361,582
St. James’s Place PLC	868,150	13,202,915
Taylor Wimpey PLC	1,991,149	3,213,448
Unilever PLC	1,345,120	74,899,147
WPP PLC	836,042	9,743,583
		857,307,887
Total Common Stocks — 99.0%
(Cost: $5,112,685,849)		5,528,895,476

Preferred Stocks

Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	81,045	10,148,367

Total Preferred Stocks — 0.2%
(Cost: $9,324,048)		10,148,367

Total Long-Term Investments — 99.2%
(Cost: $5,122,009,897)		5,539,043,843

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	9,147,100	$9,149,844
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	1,200,000	1,200,000

Total Short-Term Securities — 0.2%
(Cost: $10,349,844)		10,349,844

Total Investments — 99.4%
(Cost: $5,132,359,741)		5,549,393,687

Other Assets Less Liabilities — 0.6%		35,567,603

Net Assets — 100.0%		$5,584,961,290

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$9,146,622	(a)	$—	$3,222	$—	$9,149,844	9,147,100	$7,021	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	910,000	290,000	(a)	—	—	—	1,200,000	1,200,000	38,903		1
					$3,222	$—	$10,349,844		$45,924		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period

End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	55	06/08/23	$8,335	$273,255
SPI 200 Index	59	06/15/23	7,196	208,344
Euro STOXX 50 Index	396	06/16/23	18,881	588,339
FTSE 100 Index	93	06/16/23	9,190	230,008
				$1,299,946

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$392,742,514	$5,136,152,962	$—	$5,528,895,476
Preferred Stocks	—	10,148,367	—	10,148,367
Short-Term Securities
Money Market Funds	10,349,844	—	—	10,349,844
	$403,092,358	$5,146,301,329	$—	$5,549,393,687
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,299,946	$—	$1,299,946

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust